Summary of Significant Accounting Policies (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation	$ 80,361	$ 105,106
Accounts Receivable
Allowance for doubtful accounts	2,900
Inventory
Inventory reserves	24,500	8,000
Intangible Assets
Intangible assets, gross	484,234	391,639
Amortization	26,044	21,328
Expected future amortization expense for year ended December 31, 2014	19,100
Expected future amortization expense for year ended December 31, 2015	19,100
Expected future amortization expense for year ended December 31, 2016	19,100
Expected future amortization expense for year ended December 31, 2017	19,100
Expected future amortization expense for year ended December 31, 2018	19,100
Expected future amortization expense thereafter	292,400
Research and Development
Research and development expense	285,811	159,883
Other Assets
Deferred offering costs	154,000
Advertising
Advertising expense	142,715	77,266
Marketing expense	125,090	21,502
Shipping and Handling Costs
Shipping and handling expense	26,231	30,709
Net Loss Per Share
Number of potentially antidilutive shares excluded from the EPS calculation	2.4	2.0
Warranties
Warranty expense	$ 23,768	$ 26,508
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years